FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2025
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of financial and other income, net
	Six months ended June 30,
	2025	2024
	Unaudited

Interest income	$2,048	$1,770
Amortization of discount on marketable securities, net	310	796
Exchange rate differences and other	(43)	(38)

Financial and other income, net	$2,315	$2,528